Share Capital - Schedule of Share Capital and Share Premium (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of ADSs issued	12,937,500	12,937,500
Proceeds from issuance of ordinary shares	¥ 1,431,800	$ 219,900	¥ 1,431,775	$ 224,567
Issuance costs | $		$ 19,300
Repurchase of ordinary shares value | ¥			¥ (3,674)
Shareholder voting rights			Pursuant to the Company’s shareholder agreement in effect as of the completion of the Series C financing (see Note 22), each of the Company’s founders is entitled to two or more votes to ensure the Co-Founders control the majority of the votes under certain circumstances.	Pursuant to the Company’s shareholder agreement in effect as of the completion of the Series C financing (see Note 22), each of the Company’s founders is entitled to two or more votes to ensure the Co-Founders control the majority of the votes under certain circumstances.
Ordinary Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Authorized shares	12,937,500	12,937,500
Repurchase of ordinary shares, shares	20,765	20,765	20,765	20,765
Repurchase of ordinary shares value	¥ 2,500	$ 400